Note 16 - Selling and Marketing Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Selling and Marketing Expenses [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salary and employee benefits	$247	$91	$594	$380
Professional fees	140	1	282	6
Travel	18	2	64	12
Other	26	1	33	1
Total	$431	$95	$973	$399

	December 31
	2023	2022

Salary and employee benefits	$611	$432
Professional fees	6	27
Travel	21	51
Other	1	14
Total	$639	$524